Segmental analysis - Assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segmental analysis
Assets	£ 714,553	£ 707,985	£ 692,673
Liabilities	671,940	668,607	655,485
Retail Banking
Segmental analysis
Assets	240,259	232,835	228,684
Liabilities	206,398	198,795	191,936
Private Banking & Wealth Management
Segmental analysis
Assets	30,457	28,593	26,894
Liabilities	42,895	42,603	37,806
Commercial & Institutional
Segmental analysis
Assets	391,869	398,750	384,958
Liabilities	354,499	367,342	359,766
Central items & other
Segmental analysis
Assets	51,968	47,807	52,137
Liabilities	£ 68,148	£ 59,867	£ 65,977